Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
3.	Related Party Transactions

a)	The Company rents office from a related party who is an officer. Rental is $800 per month and on a month to month basis. Total rental expense is $9,600 for the year ended December 31, 2020 ($9,600 for the year ended December 31, 2019). As of December 31, 2020 and 2019, outstanding rentals were $41,200 and $31,600, respectively.
b)	As of December 31, 2020, the Company has outstanding payables of $17,906 and $20,476 ($17,906 and $20,476 as of December 31, 2019) to Kwanghyun Kim, director and Myonggae Cha, an officer, respectively.